OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 138	$ 99	$ 93
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	50	34	34
Benefits To The Personnel [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	8	5	4
Accrual Of Defined Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	9	7	7
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	30	32	26
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	19	2
Directors And Syndicates Fees [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	7	6	7
Property Plant And Equipment Depreciations [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	6	5	5
Maintenance One [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	1
Transport And Per Diem [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	1	1
Rental And Insurance [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Surveillance And Security [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1		1
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	2
Communications [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Other [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses		$ 1	$ 3